Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Common Stock, Capital Shares Reserved for Future Issuance		190,032,318		116,135,122
Percentage Of Receipt Of Principal Amount		2.50%
Preferred Stock, Voting Rights		one vote for each share of common stock into which such preferred stock could then be converted
Minimum Proceeds Required From IPO For Conversion Of Preferred Stock		$ 40.0
Common Stock Warrants [Member]
Class of warrant or right, exercise price of warrants or rights		$ 0.01
Convertible Promissory Notes [Member]
Class of warrant or right, exercise price of warrants or rights					$ 0.01
Warrants issued number of securities		2,237,164			2,237,164
Common Stock [Member]
Shares, Issued		8,096,397		643,198	269,657
Warrants issued number of securities		169,014
Shares Issued, Price Per Share			$ 0.01
Class of Warrant or Right, Outstanding			169,014
Warrant [Member] | Common Stock Warrants [Member]
Class of warrant or right, exercise price of warrants or rights		$ 0.01		$ 0.01
Warrants issued number of securities		505,347
Common Stock, Capital Shares Reserved for Future Issuance		1,727,191		1,727,191
Warrant [Member] | Preferred Stock Warrants [Member]
Class of warrant or right, exercise price of warrants or rights		$ 0.6055
Common Stock, Capital Shares Reserved for Future Issuance		206,440		0
Warrants and Rights Outstanding, Maturity Date		Jul. 30, 2030
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		0
Series A One Redeemable Convertible Preferred Shares [Member]
Shares, Issued		34,361,663		34,361,663	34,361,663
Shares Issued, Price Per Share		$ 0.3993
Preferred Stock, Dividend Rate, Percentage		8.00%
Liquidation Preference Per Share		$ 0.3993
Series B Redeemable Convertible Preferred Shares [Member]
Shares, Issued		23,549,212		23,549,212	15,427,147
Shares Issued, Price Per Share		$ 0.7139
Preferred Stock, Dividend Rate, Percentage		8.00%
Liquidation Preference Per Share		$ 0.7139
Series C Redeemable Convertible Preferred Shares [Member]
Shares, Issued		12,766,166		12,766,166	2,387,204
Shares Issued, Price Per Share		$ 0.8378
Preferred Stock, Dividend Rate, Percentage		8.00%
Liquidation Preference Per Share		$ 0.8378
Series D Redeemable Convertible Preferred Shares [Member]
Shares, Issued		17,138,320		17,138,320
Shares Issued, Price Per Share		$ 0.9788
Preferred Stock, Dividend Rate, Percentage		8.00%
Liquidation Preference Per Share		$ 0.9788
Series E Redeemable Convertible Preferred Shares [Member]
Shares, Issued	66,061,102	66,061,102
Shares Issued, Price Per Share	$ 0.6055	$ 0.6055
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 40.0
Preferred Stock, Dividend Rate, Percentage		8.00%
Liquidation Preference Per Share		$ 0.6055